OCTOBER 31, 2002

                               THE TS&W PORTFOLIOS
                                  ANNUAL REPORT

                         THE ADVISORS' INNER CIRCLE FUND

[] TS&W EQUITY PORTFOLIO

[] TS&W FIXED INCOME PORTFOLIO

[] TS&W INTERNATIONAL EQUITY PORTFOLIO

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS
                                                             OCTOBER 31, 2002

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter.................................................      1

Statements of Net Assets
     Equity..........................................................      9
     Fixed Income....................................................     13
     International Equity............................................     17

Statements of Operations.............................................     22

Statements of Changes in Net Assets
     Equity..........................................................     23
     Fixed Income....................................................     24
     International Equity............................................     25

Financial Highlights
     Equity..........................................................     26
     Fixed Income....................................................     27
     International Equity............................................     28

Notes to Financial Statements........................................     29

Report of Independent Accountants....................................     37

Trustees and Officers of The Advisors' Inner Circle Fund.............     38

Shareholder Voting Results...........................................     46

Notice to Shareholders...............................................     47
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

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November 15, 2002

Dear Shareholders:

TS&W EQUITY PORTFOLIO

The TS&W Equity Portfolio had total net assets of $43,735,632 on October 31, 2002. Common stocks accounted for 97.1% of the total assets. For the year ended October 31, 2002 the Portfolio returned -19.7%. The S&P 500 Index, our benchmark index declined 15.1%. For the six-month period ended October 31st, the S&P 500 Index declined 17.0% while the Portfolio decreased 24.6%.

The downturn in U.S. equity prices, which began in March 2000, is now one of the longest and most severe declines since World War II. We believe three factors account for the stock market's poor performance this year: a slow recovery from the 2001 recession has restrained corporate profit growth; the lingering effects of high stock valuations from the late 1990s are keeping prices under pressure; and investor confidence has been seriously damaged by the corporate governance scandals that began with the collapse of Enron last year. These factors, along with uncertainty fostered by the war on terrorism, kept stocks under severe pressure throughout the summer months and into early fall.

The TS&W Equity Portfolio performed well during the first six months of this fiscal year, producing a positive return that exceeded the benchmark return by a significant margin. In the most recent six months, however, the Portfolio trailed the benchmark index by a significant margin. In addition to the general downward trend in stock prices, the Portfolio was impacted by sharp declines in several stocks that reported disappointing company-specific developments. During this exceptionally volatile period in the stock market, we are working to eliminate positions in companies that fail to meet our fundamental targets and to add new positions in stocks that have become attractively valued in the market retreat.


TS&W believes that the stock market will begin to recover in the months ahead due to four factors. First, the gradual recovery in economic growth will lead to steady improvement in corporate profits. This trend is already underway. Second, we believe that interest rates will remain at low levels and that the Federal Reserve will continue to follow an expansionary monetary policy that will support stock prices. Third, the sizeable market decline of the past two and a half years has reduced stock valuations to reasonable levels. Finally, investor psychology, which is strongly negative today, will gradually improve as the economy and corporate profits move up. These factors should enable stocks to post strong positive returns in the years just ahead. We are confident that the TS&W Equity Portfolio is positioned to benefit from improving equity market returns.

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THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

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TS&W FIXED INCOME PORTFOLIO

Bonds continue to post solid returns in an environment of heightened geopolitical risk, softening economic numbers, and continued equity market volatility. The TS&W Fixed Income Portfolio returned 6.4% in the latest six months, and has advanced 4.7% for the past 12 months. Our benchmark index, the Lehman Brothers Government/Credit Index, gained 6.5% and 5.5%, respectively.

The market continues to focus on credit quality, as U.S. Treasury securities claimed the top performance spot for the latest quarter and for the year as well. Our Portfolio continues to avoid all of the corporate disaster scenarios that pepper the nightly news, but our underweight in Treasuries cost us a little in return this past year. We continue to think our position in Mortgages provides value, and will be looking to add to high-grade corporate bonds upon stabilization in that marketplace.

Interest rates continued to move lower over the last few months. 10-year Treasury yields hit levels not seen in over forty-five years, and the yield on the two-year Treasury has recently seen its lowest level since the Treasury started to issue the security. With yield levels this low, we believe that investors should no longer expect price gains in bonds to augment their total returns. It is a more likely scenario that investors will depend on the coupon for their bonds returns. In fact, a 50 basis point move up in yield levels would take the total return on a ten year Treasury to breakeven levels. In accordance with this perceived price risk, we have shortened the average maturity of the Portfolio.

TS&W INTERNATIONAL EQUITY PORTFOLIO

The TS&W International Equity Portfolio had total net assets of $63,654,599 on October 31, 2002. For the year ending October 31, 2002, the TS&W International Equity Portfolio returned -12.8%. The Morgan Stanley Capital International EAFE Index ("EAFE"), our benchmark index, declined 13.2% for that period. For the six-month period ended October 31st, EAFE declined 17.8% while the Portfolio decreased 21.1%.

The fiscal year can be divided into contrasting halves. The first six months had sharp upward movement as the markets recovered from the September 11th attacks. The Portfolio was up 10.5% from fiscal year end at the half-year mark on April 30th. But during the most recent six months, markets swooned under the combined worries of an impending conflict with Iraq, evidence of financial malfeasance at well-known companies, and a sluggish corporate profit recovery.

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THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

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Geographically,  Asian markets outperformed their European counterparts. Much of this is due to starting from lower bases. Japan, for example, was a relative out performer as it declined less than most other major markets. Yet it still touched a 19 year low during the course of the year. European markets were weak as local economies slowed notably. The Portfolio has maintained an overweight position in Industrials and other economically sensitive areas during the year. We believe that lower interest rates here and overseas will stimulate growth and hasten economic recovery. We are confident that the TS&W International Equity Portfolio will provide our clients with good long-term investment returns.

Respectfully Submitted,


/s/Matthew G. Thompson
Matthew G. Thompson

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THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

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                TS&W EQUITY TOP TEN HOLDINGS AT OCTOBER 31, 2002
                       (AS A PERCENTAGE OF THE PORTFOLIO)
 1. Gannett (3.3%)                    6. Abbott Laboratories (2.9%)
 2. Wachovia (3.2%)                   7. Kimberly-Clark (2.9%)
 3. International Paper (3.2%)        8. General Electric (2.9%)
 4. Hewlett-Packard (3.1%)            9. Unilever (2.8%)
 5. Microsoft (3.0%)                 10. CVS (2.7%)

         TS&W INTERNATIONAL EQUITY TOP TEN HOLDINGS AT OCTOBER 31, 2002
                       (AS A PERCENTAGE OF THE PORTFOLIO)
 1. Samsung Electronics (2.4%)        6. Geest (2.2%)
 2. TotalFinaElf (2.4%)               7. Ricoh (2.2%)
 3. Rio Tinto (2.3%)                  8. Telecom Italia (2.1%)
 4. Unilever  (2.3%)                  9. Assa Abloy, Cl B (2.0%)
 5. Nokia Oyj ADR (2.2%)             10. Gallaher Group (2.0%)

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THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

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                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------

LEHMAN GOVERNMENT/CREDIT INDEX is an unmanaged index of investment grade bonds, including U.S. government treasury bonds, corporate bonds and yankee bonds.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an unmanaged index comprised of over 1,000 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

S&P 500 INDEX is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO

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Growth of a $10,000 Investment

[LINE CHART]
                              TS&W EQUITY PORTFOLIO              S&P 500 INDEX
7/17/92*                      10000                              10000
1992                           9670                               9945
1993                          11180                              11425
1994                          11719                              11866
1995                          13397                              15000
1996                          16271                              18612
1997                          20552                              24586
1998                          22448                              29996
1999                          25735                              37695
2000                          26206                              39991
2001                          23902                              30033
2002                          19198                              25495

                          PERIODS ENDED ON OCTOBER 31ST

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN**
                        FOR PERIOD ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                                                        Since
       1 Year                 5 Years              10 Years           7/17/92*
--------------------------------------------------------------------------------
      (19.68)%                (1.35)%                7.10%              6.55%
--------------------------------------------------------------------------------

 * Beginning of operations. Index comparisons begin on 7/31/92.

** If the adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
     REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX
 RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
   INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                 CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

            THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS
                               STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICIES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO

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Growth of a $10,000 Investment
[LINE CHART]
                 TS&W FIXED INCOME PORTFOLIO      LEHMAN GOVERNMENT/CREDIT INDEX
12/19/92*        10000                            10000
1992             10130                            10070
1993             11277                            11445
1994             10660                            10914
1995             12230                            12678
1996             12768                            13361
1997             13841                            14538
1998             15199                            16032
1999             14939                            15926
2000             15875                            17058
2001             17972                            19671
2002             18810                            20749

                          PERIODS ENDED ON OCTOBER 31ST

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN**
                        FOR PERIOD ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                                                  Since
         1 Year             5 Years             10 Years        7/17/92*
--------------------------------------------------------------------------------
          4.66%              6.33%                6.39%           6.34%
--------------------------------------------------------------------------------

 * Beginning of operations. Index comparisons begin on 7/31/92.
** If the adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
     REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX
 RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
   INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                 CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

  THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICIES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO

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Growth of a $10,000 Investment
[LINE CHART]

                     TS&W INTERNATIONAL                MORGAN STANLEY CAPITAL
                     EQUITY PORTFOLIO                  INTERNATIONAL EAFE INDEX
12/19/92*            10000                             10000
1993                 12540                             13545
1994                 13903                             14913
1995                 13749                             14860
1996                 14947                             16417
1997                 16133                             17177
1998                 16564                             18833
1999                 22158                             23170
2000                 23744                             22498
2001                 16666                             16889
2002                 14536                             14658

                          PERIODS ENDED ON OCTOBER 31ST

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN**
                        FOR PERIOD ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                                                   Since
             1 Year                   10 Years                   12/19/92*
--------------------------------------------------------------------------------
            (12.78)%                   (2.06)%                     3.87%
--------------------------------------------------------------------------------


 * Beginning of operations. Index comparisons begin on 12/31/92.
** If the adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
      REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX
 RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
   INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                 CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICIES ON PAGE 5.

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THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                           OCTOBER 31, 2002

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
STATEMENT OF NET ASSETS
COMMON STOCK -- 97.1%
                                                             SHARES        VALUE
                                                           ----------   -----------
ADVERTISING -- 2.3%
   Omnicom Group .......................................      17,550    $1,011,406
                                                                        ----------
AEROSPACE & DEFENSE -- 2.0%
   Boeing ..............................................      29,950       891,012
                                                                        ----------
BANKS -- 9.5%
   Bank of America .....................................       8,350       582,830
   FleetBoston Financial ...............................      31,200       729,768
   JP Morgan Chase .....................................      38,225       793,169
   Wachovia ............................................      40,400     1,405,516
   Wells Fargo .........................................      13,100       661,157
                                                                        ----------
                                                                         4,172,440
                                                                        ----------
BUILDING & CONSTRUCTION -- 1.2%
   Vulcan Materials ....................................      15,000       503,400
                                                                        ----------
CHEMICALS -- 1.2%
   Air Products & Chemicals ............................      12,100       534,820
                                                                        ----------
COMPUTERS & SERVICES -- 7.1%
   Cisco Systems* ......................................      43,600       487,448
   Hewlett-Packard .....................................      84,830     1,340,314
   Microsoft* ..........................................      24,150     1,291,300
                                                                        ----------
                                                                         3,119,062
                                                                        ----------
ELECTRICAL SERVICES -- 1.1%
   Dominion Resources ..................................      10,000       480,000
                                                                        ----------
FINANCIAL SERVICES -- 6.0%
   Citigroup ...........................................      31,366     1,158,974
   Goldman Sachs Group .................................       8,400       601,440
   Merrill Lynch .......................................      22,375       849,131
                                                                        ----------
                                                                         2,609,545
                                                                        ----------
FOOD, BEVERAGE & TOBACCO -- 2.8%
   Unilever ............................................      19,200     1,228,992
                                                                        ----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                           OCTOBER 31, 2002

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
COMMON STOCK -- CONTINUED

                                                             SHARES        VALUE
                                                           ----------   -----------
HOME PRODUCTS -- 2.3%
   Gillette ............................................      33,350    $  996,498
                                                                        ----------
INSURANCE -- 6.2%
   Chubb ...............................................      14,100       795,381
   Humana* .............................................      35,600       433,608
   Metlife .............................................      35,600       850,128
   Travelers Property Casualty* ........................      48,755       650,879
                                                                        ----------
                                                                         2,729,996
                                                                        ----------
MACHINERY -- 3.7%
   Caterpillar .........................................      28,000     1,143,800
   Pall ................................................      26,500       460,305
                                                                        ----------
                                                                         1,604,105
                                                                        ----------
MANUFACTURING -- 2.9%
   General Electric ....................................      49,450     1,248,613
                                                                        ----------
MEASURING DEVICES -- 1.2%
   Agilent Technologies* ...............................      38,500       529,375
                                                                        ----------
OFFICE FURNITURE & FIXTURES -- 2.1%
   3M ..................................................       7,300       926,662
                                                                        ----------
OIL & GAS -- 5.0%
   El Paso .............................................      45,200       350,300
   Schlumberger ........................................      22,000       882,420
   Unocal ..............................................      34,000       939,760
                                                                        ----------
                                                                         2,172,480
                                                                        ----------
PAPER & PAPER PRODUCTS -- 6.1%
   International Paper .................................      39,800     1,390,214
   Kimberly-Clark ......................................      24,600     1,266,900
                                                                        ----------
                                                                         2,657,114
                                                                        ----------
PETROLEUM & FUEL PRODUCTS -- 4.6%
   Anadarko Petroleum ..................................      23,000     1,024,420
   ChevronTexaco .......................................      14,784       999,842
                                                                        ----------
                                                                         2,024,262
                                                                        ----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                           OCTOBER 31, 2002

--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
                                                             SHARES        VALUE
                                                           ----------   -----------
PHARMACEUTICALS -- 7.6%
   Abbott Laboratories .................................      30,450    $1,274,942
   Merck ...............................................      16,000       867,840
   Wyeth ...............................................      34,900     1,169,150
                                                                        ----------
                                                                         3,311,932
                                                                        ----------
PRINTING & PUBLISHING -- 3.3%
   Gannett .............................................      19,000     1,442,670
                                                                        ----------
RETAIL -- 11.2%
   Best Buy* ...........................................      37,150       765,661
   CVS .................................................      43,250     1,199,323
   Dollar Tree Stores* .................................      37,800       993,762
   McDonald's ..........................................      48,500       878,335
   Target ..............................................      34,800     1,048,176
                                                                        ----------
                                                                         4,885,257
                                                                        ----------
SEMICONDUCTORS/INSTRUMENTS -- 2.7%
   Intel ...............................................      35,300       610,690
   National Semiconductor* .............................      44,200       586,976
                                                                        ----------
                                                                         1,197,666
                                                                        ----------
TELEPHONES & TELECOMMUNICATIONS -- 2.5%
   Verizon Communications ..............................      29,500     1,113,920
                                                                        ----------
UTILITIES -- 2.5%
   Duke Energy .........................................      53,300     1,092,117
                                                                        ----------
   TOTAL COMMON STOCK
      (Cost $47,256,553) ...............................                42,483,344
                                                                        ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                           OCTOBER 31, 2002

--------------------------------------------------------------------------------


REPURCHASE AGREEMENT -- 0.6%
                                                              FACE
                                                             AMOUNT       VALUE
                                                           ----------  ----------
   Morgan Stanley 1.50%, dated 10/31/02, due 11/01/02,
      to be repurchased at $247,486, collateralized by
      $181,489 of a U.S. Treasury Bond, 8.125%, 08/15/21,
      valued at $252,434
      (Cost $247,476) ..................................    $247,476   $   247,476
                                                                       -----------
   TOTAL INVESTMENTS -- 97.7%
      (Cost $47,504,029) ...............................                42,730,820
                                                                       ----------

 OTHER ASSETS AND LIABILITIES -- 2.3%
   Investment Advisory Fees Payable ....................                   (25,240)
   Administrative Fees Payable .........................                    (8,597)
   Other Assets and Liabilities ........................                 1,038,649
                                                                       -----------
   TOTAL OTHER ASSETS AND LIABILITIES, NET .............                 1,004,812
                                                                       -----------
NET ASSETS CONSIST OF:
   Paid in capital .....................................                53,549,679
   Accumulated net realized loss .......................                (5,040,838)
   Net unrealized depreciation .........................                (4,773,209)
                                                                      ------------
   TOTAL NET ASSETS -- 100.0% ...........................             $ 43,735,632
                                                                      ============
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) .........                5,068,295

   NET ASSET VALUE, Offering and Redemption Price Per Share                  $8.63
                                                                             =====
  *  Non-Income Producing Security


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                     OCTOBER 31, 2002

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
CORPORATE OBLIGATIONS -- 33.2%
                                                             FACE
                                                            AMOUNT         VALUE
                                                          ----------    ----------
AUTOMOTIVE -- 1.3%
   General Motors
      6.250%, 05/01/05 .................................   $ 500,000    $  504,375
                                                                        ----------
BANKS -- 6.9%
   Bank of America
      7.800%, 02/15/10 .................................     690,000       812,651
   First Union National Bank
      7.875%, 02/15/10 .................................     615,000       732,619
   FleetBoston Financial
      6.500%, 03/15/08 .................................     500,000       538,750
   Wells Fargo
      5.125%, 02/15/07 .................................     500,000       534,479
                                                                        ----------
                                                                         2,618,499
                                                                        ----------
BUSINESS SERVICES -- 1.9%
   First Data
      4.700%, 11/01/06 .................................     700,000       725,733
                                                                        ----------
CHEMICALS -- 1.6%
   Dow Chemical
      7.375%, 11/01/29 .................................     645,000       624,844
                                                                        ----------
ELECTRICAL SERVICES -- 1.5%
   Duke Energy
      6.250%, 01/15/12 .................................     550,000       573,277
                                                                        ----------
ENTERTAINMENT -- 3.0%
   Viacom
      6.625%, 05/15/11 .................................     365,000       403,364
   Walt Disney, MTN
      4.875%, 07/02/04 .................................     720,000       734,847
                                                                        ----------
                                                                         1,138,211
                                                                        ----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                     OCTOBER 31, 2002

--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- CONTINUED
                                                             FACE
                                                            AMOUNT         VALUE
                                                          ----------    ----------
FINANCIAL SERVICES -- 5.6%
   American Express
      5.500%, 09/12/06 .................................   $ 640,000    $  688,836
   Countrywide Home Loan, MTN
      5.625%, 05/15/07 .................................     365,000       382,091
   Lehman Brothers Holdings
      6.625%, 04/01/04 .................................     500,000       526,250
   National Rural Utilities
      6.000%, 05/15/06 .................................     500,000       534,720
                                                                        ----------
                                                                         2,131,897
                                                                        ----------
MACHINERY -- 2.1%
   Caterpillar
      6.625%, 07/15/28 .................................     750,000       805,312
                                                                        ----------
METALS -- 1.2%
   Alcoa
      6.000%, 01/15/12 .................................     425,000       460,875
                                                                        ----------
RETAIL -- 1.2%
   Sears Roebuck
      6.750%, 08/15/11 .................................     500,000       458,334
                                                                        ----------
TELEPHONES & TELECOMMUNICATIONS -- 5.4%
   Bellsouth Capital Funding
      7.875%, 02/15/30 .................................     750,000       880,285
   SBC Communications
      5.750%, 05/02/06 .................................     750,000       802,895
   Verizon New England
      6.500%, 09/15/11 .................................     365,000       385,010
                                                                        ----------
                                                                         2,068,190
                                                                        ----------
TRANSPORTATION -- 1.5%
   CSX
      7.450%, 05/01/07 .................................     500,000       565,625
                                                                        ----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $11,927,898) ...............................                12,675,172
                                                                        ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                     OCTOBER 31, 2002

--------------------------------------------------------------------------------


U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 23.2%

                                                             FACE
                                                            AMOUNT         VALUE
                                                          ----------    ----------
   Federal National Mortgage Association
      7.500%, 04/01/29 .................................   $ 725,222    $  771,223
      7.000%, 03/01/11 .................................     543,649       576,436
      7.000%, 12/01/15 .................................     504,272       534,107
      6.500%, 09/01/31 .................................     943,078       977,637
      6.000%, 02/01/14 .................................   1,241,305     1,302,021
      6.000%, 07/01/16 .................................     768,909       801,780
   Government National Mortgage Association
      12.500%, 11/15/13 ................................         155           183
      8.000%, 07/15/30 .................................     380,274       407,487
      7.500%, 12/15/28 .................................   1,056,157     1,124,142
      7.000%, 03/15/29 .................................   1,077,422     1,132,639
      6.000%, 11/15/31 .................................   1,192,066     1,235,278
                                                                        ----------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
      (Cost $8,499,592) ................................                 8,862,933
                                                                        ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.3%
   Federal National Mortgage Association
      6.375%, 06/15/09 .................................   1,000,000     1,146,510
      6.000%, 05/15/08 .................................     250,000       281,175
      6.000%, 05/15/11 .................................     750,000       835,655
      5.500%, 02/15/06 .................................     500,000       545,223
                                                                        ----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $2,616,246) ................................                 2,808,563
                                                                        ----------

U.S. TREASURY OBLIGATIONS -- 4.3%
   U.S. Treasury Bond
      6.250%, 08/15/23 .................................   1,000,000     1,148,320
   U.S. Treasury STRIPS
      2.500%, 11/15/03 .................................     500,000       492,704
                                                                        ----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $1,585,779) ................................                 1,641,024
                                                                        ----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                     OCTOBER 31, 2002

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 31.2%
                                                             FACE
                                                            AMOUNT         VALUE
                                                          ----------    ----------
   ABN-AMRO, 1.81%, dated 10/31/02, due 11/01/02,
      to be repurchased at $5,000,251, collateralized by
      $4,680,000 of a Federal Home Loan Bank, 4.875%,
      05/15/07, valued at $5,104,051 ...................  $5,000,000   $5,000,000
   JP Morgan Chase Securities, Inc. 1.81%, dated 10/31/02,
      due 11/01/02, to be repurchased at $6,929,103,
      collateralized by $6,989,334 of a FMAR, 4.217%,
      01/01/35, valued at $7,084,998                       6,928,754    6,928,754
                                                                      -----------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $11,928,754) ...............................               11,928,754
                                                                      -----------
   TOTAL INVESTMENTS -- 99.2%
      (Cost $36,558,269) ...............................               37,916,446
                                                                      -----------

 OTHER ASSETS AND LIABILITIES -- 0.8%
   Investment Advisory Fees Payable ....................                  (11,684)
   Administrative Fees Payable .........................                   (8,102)
   Other Assets and Liabilities ........................                  314,857
                                                                      -----------
   TOTAL OTHER ASSETS AND LIABILITIES, NET .............                  295,071
                                                                      -----------

NET ASSETS CONSIST OF:
   Paid in capital .....................................               36,103,941
   Distributions in excess of net investment income ....                  (18,966)
   Accumulated net realized gain .......................                  768,365
   Net unrealized appreciation .........................                1,358,177
                                                                      -----------
   TOTAL NET ASSETS -- 100.0% ...........................             $38,211,517
                                                                      ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) .........               3,533,294

   NET ASSET VALUE, Offering and Redemption Price Per Share                $10.81
                                                                           ======
  FMAR  Federal Home Loan Mortgage Corporation Adjustable Rate
   MTN  Medium Term Note
STRIPS  Separately Traded Registered Interest and Principal Securities



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND              TS&W INTERNATIONAL EQUITY PORTFOLIO
                                             OCTOBER 31, 2002

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
FOREIGN COMMON STOCK -- 91.9%
                                                             SHARES        VALUE
                                                           ----------   -----------
AUSTRALIA -- 3.3%
   Australia & New Zealand Banking Group ...............     100,000    $1,045,065
   Brambles Industries .................................     282,817     1,075,200
                                                                        ----------
                                                                         2,120,265
                                                                        ----------
CANADA -- 0.8%
   Bombardier, Cl B ....................................     151,600       502,590
                                                                        ----------
DENMARK -- 1.0%
   Vestas Wind Systems AS ..............................      45,300       648,893
                                                                        ----------
FINLAND -- 2.2%
   Nokia Oyj ADR .......................................      84,100     1,397,742
                                                                        ----------
FRANCE -- 5.0%
   AXA .................................................      62,000       925,277
   TotalFinaElf ........................................      11,000     1,515,258
   Valeo ...............................................      25,603       754,301
                                                                        ----------
                                                                         3,194,836
                                                                        ----------
GERMANY -- 6.1%
   Adidas-Salomon ......................................      16,500     1,258,503
   Allianz .............................................       6,300       661,821
   Deutsche Bank .......................................      20,000       873,445
   Schering ............................................      24,000     1,090,439
                                                                        ----------
                                                                         3,884,208
                                                                        ----------
HONG KONG -- 5.4%
   China Mobile* .......................................     425,000     1,043,510
   CNOOC ADR ...........................................      22,800       569,544
   Denway Motors .......................................   3,502,000     1,077,621
   Li & Fung ...........................................     742,000       737,300
                                                                        ----------
                                                                         3,427,975
                                                                        ----------
ITALY -- 4.8%
   ENI-Ente Nazionale Idrocarburi ......................      70,000       971,880
   Parmalat Finanziaria ................................     263,716       736,466
   Telecom Italia ......................................     250,000     1,319,575
                                                                        ----------
                                                                         3,027,921
                                                                        ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND              TS&W INTERNATIONAL EQUITY PORTFOLIO
                                             OCTOBER 31, 2002

--------------------------------------------------------------------------------


FOREIGN COMMON STOCK -- CONTINUED
                                                             SHARES        VALUE
                                                           ----------   -----------
JAPAN -- 13.6%
   Nintendo ............................................       9,500    $  915,027
   Nomura Holdings .....................................      94,000     1,081,871
   NTT Docomo ..........................................         500       922,374
   Ricoh ...............................................      77,000     1,376,459
   Rohm ................................................       8,500     1,070,566
   Sony ................................................      28,000     1,204,473
   Suzuki Motor ........................................     116,000     1,241,335
   Takefuji ............................................      20,000       839,115
                                                                        ----------
                                                                         8,651,220
                                                                        ----------
NETHERLANDS -- 6.3%
   ING Groep ...........................................      74,856     1,252,054
   Koninklijke Philips Electronics .....................      51,800       928,485
   TPG .................................................      75,798     1,228,027
   Vedior ..............................................      98,921       602,463
                                                                        ----------
                                                                         4,011,029
                                                                        ----------
SINGAPORE -- 0.6%
   Datacraft Asia* .....................................     489,473       359,763
                                                                        ----------
SOUTH KOREA -- 3.6%
   Kookmin Bank ADR ....................................      23,500       760,225
   Samsung Electronics .................................       5,454     1,544,218
                                                                        ----------
                                                                         2,304,443
                                                                        ----------
SPAIN -- 3.1%
   Banco Santander Central Hispano .....................      72,400       443,809
   Endesa ..............................................      58,000       599,072
   Repsol ADR ..........................................      82,000       906,920
                                                                        ----------
                                                                         1,949,801
                                                                        ----------
SWEDEN -- 3.6%
   Assa Abloy, Cl B ....................................     131,221     1,296,112
   Nordea ..............................................     250,000     1,023,204
                                                                        ----------
                                                                         2,319,316
                                                                        ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND              TS&W INTERNATIONAL EQUITY PORTFOLIO
                                             OCTOBER 31, 2002

--------------------------------------------------------------------------------


FOREIGN COMMON STOCK -- CONTINUED
                                                             SHARES        VALUE
                                                           ----------   -----------
SWITZERLAND -- 6.5%
   Credit Suisse Group* ................................      36,000    $  687,712
   Novartis ............................................      31,800     1,212,803
   Roche Holding .......................................      17,000     1,203,428
   Societe Generale Surveillance Holdings ..............       3,550     1,041,288
                                                                        ----------
                                                                         4,145,231
                                                                        ----------
UNITED KINGDOM -- 26.0%
   Anglo American ......................................      72,600       929,106
   Avis Europe .........................................     428,600       702,396
   Aviva ...............................................     133,447     1,023,011
   BAE Systems .........................................     300,330       875,126
   Barclays ............................................     134,800       932,154
   Gallaher Group ......................................     128,419     1,261,724
   Geest ...............................................     154,711     1,394,181
   GlaxoSmithKline .....................................      64,992     1,240,496
   HSBC Holdings (HKD) .................................     114,715     1,250,196
   Psion* ..............................................   1,255,000       917,912
   Rio Tinto ...........................................      80,000     1,445,598
   Scottish & Southern Energy ..........................      90,000       892,704
   Tesco ...............................................     351,178     1,089,221
   Unilever ............................................     145,042     1,432,989
   Vodafone Group ......................................     736,305     1,183,628
                                                                        ----------
                                                                        16,570,442
                                                                        ----------
   TOTAL FOREIGN COMMON STOCK
      (Cost $72,749,230) ...............................                58,515,675
                                                                        ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND              TS&W INTERNATIONAL EQUITY PORTFOLIO
                                             OCTOBER 31, 2002

--------------------------------------------------------------------------------


SHORT TERM INVESTMENT -- 1.3%
                                                             SHARES        VALUE
                                                           ----------   -----------
   iShares MSCI Japan Index Fund* (Cost $1,004,275) ....     117,400   $   811,234
                                                                       -----------

REPURCHASE AGREEMENT -- 6.6%
                                                              FACE
                                                             AMOUNT
                                                           ----------
   JP Morgan Chase Securities, Inc. 1.81%, dated 10/31/02,
      due 11/01/02, to be repurchased at $4,199,463,
      collateralized by $4,235,966 of a FMAR, 4.217%,
      01/01/35, valued at $4,293,945 (Cost $4,199,251) .  $4,199,251     4,199,251
                                                                       -----------
   Total Investments -- 99.8%
      (Cost $77,952,756) ...............................                63,526,160
                                                                       -----------

 OTHER ASSETS AND LIABILITIES -- 0.2%
   Investment Advisory Fees Payable ....................                   (51,264)
   Administrative Fees Payable .........................                   (13,047)
   Other Assets and Liabilities ........................                   192,750
                                                                       -----------
   TOTAL OTHER ASSETS AND LIABILITIES, NET .............                   128,439
                                                                       -----------

NET ASSETS CONSIST OF:
   Paid in capital .....................................                81,168,849
   Undistributed net investment income .................                   134,642
   Accumulated net realized loss .......................                (3,229,963)
   Net unrealized depreciation .........................               (14,418,929)
                                                                       -----------
   TOTAL NET ASSETS -- 100.0% ...........................              $63,654,599
                                                                       ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value)                          6,853,127

   NET ASSET VALUE, Offering and Redemption Price
      Per Share ........................................                     $9.29
                                                                             =====
     *  NON-INCOME PRODUCING SECURITY
   ADR  AMERICAN DEPOSITARY RECEIPT
    CL  CLASS
  FMAR  FEDERAL HOME LOAN MORTGAGE CORPORATION ADJUSTABLE RATE
   HKD  HONG KONG DOLLAR


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND              TS&W INTERNATIONAL EQUITY PORTFOLIO
                                             OCTOBER 31, 2002

--------------------------------------------------------------------------------

At October 31, 2002 sector diversification of the Portfolio was as follows (Unaudited):



                                                         % OF
SECTOR DIVERSIFICATION                                NET ASSETS        VALUE
---------------------                                 ----------    ------------
FOREIGN COMMON STOCK
Banks .............................................       11.0%     $ 7,015,810
Telephones & Telecommunications ...................        9.8        6,226,592
Food, Beverage & Tobacco ..........................        9.3        5,914,581
Electrical Components & Equipment .................        7.9        5,035,045
Medical Products & Services .......................        7.5        4,747,166
Consumer Services .................................        7.1        4,519,677
Transportation ....................................        6.7        4,301,284
Petroleum & Fuel Services .........................        6.2        3,963,602
Insurance .........................................        6.1        3,862,163
Metals ............................................        4.3        2,741,710
Diversified Operations ............................        3.9        2,506,896
Financial Services ................................        3.0        1,920,986
Office Equipment ..................................        2.2        1,376,459
Audio/Video .......................................        1.9        1,204,473
Computers & Services ..............................        1.4          917,912
Aerospace & Defense ...............................        1.4          875,126
Wholesale .........................................        1.2          737,300
Energy ............................................        1.0          648,893
                                                         ------     ------------
TOTAL FOREIGN COMMON STOCK ........................       91.9       58,515,675
SHORT TERM INVESTMENT .............................        1.3          811,234
REPURCHASE AGREEMENT ..............................        6.6        4,199,251
                                                         ------     ------------
TOTAL INVESTMENTS .................................       99.8       63,526,160
OTHER ASSETS AND LIABILITIES, NET .................        0.2          128,439
                                                         ------     -----------
NET ASSETS ........................................      100.0%     $63,654,599
                                                         ======     ===========


The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS
                                                             FOR THE YEAR ENDED
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------


STATEMENTS OF OPERATIONS

                                                               TS&W        TS&W
                                                   TS&W        FIXED   INTERNATIONAL
                                                  EQUITY      INCOME      EQUITY
                                                 PORTFOLIO   PORTFOLIO   PORTFOLIO
                                              ------------  ---------- -----------
INVESTMENT INCOME
Dividends .................................   $  1,026,204  $       -- $ 1,415,446
Interest ..................................          9,942   2,166,023      70,213
Less: Foreign Taxes Withheld ..............         (3,921)         --    (143,834)
                                              ------------  ---------- -----------
   TOTAL INCOME ...........................      1,032,225   2,166,023   1,341,825
                                              ------------  ---------- -----------
EXPENSES
Investment Advisory Fees ..................        420,262     176,875     757,774
Administrative Fees .......................        110,020      84,896     138,512
Transfer Agent Fees .......................         30,247      29,027      34,785
Shareholder Servicing Fees ................         25,827      21,079      18,550
Filing and Registration Fees ..............         18,210      14,003      11,091
Printing Fees .............................         16,332      15,503      18,713
Audit Fees ................................         14,893      15,099      16,562
Legal Fees ................................         12,955      11,799      13,748
Call Center Fees ..........................         12,134      10,268      14,827
Custodian Fees ............................          7,875       5,663      49,221
Trustees' Fees ............................          5,840       5,096       5,285
Other Expenses ............................          8,125      14,522      16,150
                                              ------------  ---------- -----------
   NET EXPENSES BEFORE EXPENSE OFFSET .....        682,720     403,830   1,095,218
Expense Offset -- Note A ...................           (65)       (414)       (393)
                                              ------------  ---------- -----------
   NET EXPENSES AFTER EXPENSE OFFSET ......        682,655     403,416   1,094,825
                                              ------------  ---------- -----------

NET INVESTMENT INCOME .....................        349,570   1,762,607     247,000
                                              ------------  ---------- -----------
NET REALIZED GAIN (LOSS) ON:
   Investments ............................     (4,798,984)    846,843  (2,587,793)
   Foreign Currency Transactions ..........             --          --    (111,718)
                                              ------------  ---------- -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS ..........     (4,798,984)    846,843  (2,699,511)
                                              ------------  ---------- -----------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION) ON:
   Investments ............................     (6,382,329) (1,076,836) (6,405,750)
   Foreign Currency Transactions ..........             --          --       8,742
                                              ------------  ---------- -----------
NET CHANGE IN UNREALIZED DEPRECIATION .....     (6,382,329) (1,076,836) (6,397,008)
                                              ------------  ---------- -----------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS AND FOREIGN CURRENCY ....    (11,181,313)   (229,993) (9,096,519)
                                              ------------  ---------- -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............   $(10,831,743) $1,532,614 $(8,849,519)
                                              ============  ========== ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO


--------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED   YEAR ENDED
                                                          OCTOBER 31,  OCTOBER 31,
                                                             2002         2001
                                                         ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income .............................    $   349,570 $    406,073
   Net Realized Gain (Loss) ..........................     (4,798,984)   1,416,534
   Net Change in Unrealized Depreciation .............     (6,382,329)  (7,516,007)
                                                          ----------- ------------
   NET DECREASE IN NET ASSETS RESULTING
     FROM OPERATIONS .................................    (10,831,743)  (5,693,400)
                                                          ----------- ------------
DISTRIBUTIONS:
   Net Investment Income .............................       (362,935)    (547,887)
   Net Realized Gain .................................     (1,335,731)  (8,592,135)
                                                          ----------- ------------
   TOTAL DISTRIBUTIONS ...............................     (1,698,666)  (9,140,022)
                                                          ----------- ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ............................................      5,536,812    4,617,113
   In Lieu of Cash Distributions .....................      1,675,982    9,054,064
   Redeemed ..........................................     (8,837,057) (11,143,126)
                                                          ----------- ------------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS (1,624,263)   2,528,051
                                                          ----------- ------------
     TOTAL DECREASE ..................................    (14,154,672) (12,305,371)
                                                          ----------- ------------

NET ASSETS:
   Beginning of Period ...............................     57,890,304   70,195,675
                                                          ----------- ------------
   End of Period (including distributions in excess of
     net investment income of $0 and $0, respectively)    $43,735,632 $ 57,890,304
                                                          =========== ============
SHARES ISSUED AND REDEEMED:
   Issued ............................................        515,887      384,045
   In Lieu of Cash Distributions .....................        145,946      749,637
   Redeemed ..........................................       (833,297)    (912,792)
                                                          ----------- ------------
   NET INCREASE (DECREASE) FROM SHARES ISSUED AND REDEEMED   (171,464)     220,890
                                                          =========== ============



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO

--------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED   YEAR ENDED
                                                          OCTOBER 31,  OCTOBER 31,
                                                             2002         2001
                                                         ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income .............................   $  1,762,607 $  2,794,646
   Net Realized Gain .................................        846,843      694,513
   Net Change in Unrealized Appreciation (Depreciation)    (1,076,836)   2,771,597
                                                         ------------ ------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS .................................      1,532,614    6,260,756
                                                         ------------ ------------
DISTRIBUTIONS:
   Net Investment Income .............................     (1,794,506)  (2,794,646)
   In Excess of Net Investment Income ................             --         (339)
                                                         ------------ ------------
   TOTAL DISTRIBUTIONS ...............................     (1,794,506)  (2,794,985)
                                                         ------------ ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ............................................      3,574,356    2,243,060
   In Lieu of Cash Distributions .....................      1,899,088    2,794,985
   Redeemed ..........................................    (13,197,112) (15,080,803)
                                                         ------------ ------------
   NET DECREASE FROM CAPITAL SHARE TRANSACTIONS ......     (7,723,668) (10,042,758)
                                                         ------------ ------------
     TOTAL DECREASE ..................................     (7,985,560)  (6,576,987)
                                                         ------------ ------------

NET ASSETS:
   Beginning of Period ...............................     46,197,077   52,774,064
                                                         ------------ ------------
   End of Period (including  distributions in excess of
     Net Investment Income of $(18,966) and $(22,492),
     respectively) ...................................   $ 38,211,517 $ 46,197,077
                                                         ============ ============
SHARES ISSUED AND REDEEMED:
   Issued ............................................        340,112      216,683
   In Lieu of Cash Distributions .....................        179,885      268,938
   Redeemed ..........................................     (1,260,907)  (1,440,808)
                                                         ------------ ------------
   NET DECREASE FROM SHARES ISSUED AND REDEEMED ......       (740,910)    (955,187)
                                                         ============ ============



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND              TS&W INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED   YEAR ENDED
                                                          OCTOBER 31,  OCTOBER 31,
                                                             2002         2001
                                                         ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income .............................   $   247,000 $    347,872
   Net Realized Loss .................................    (2,699,511)    (758,117)
   Net Change in Unrealized Depreciation .............    (6,397,008) (33,438,062)
                                                         ----------- ------------
   NET DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS .......................    (8,849,519) (33,848,307)
                                                         ----------- ------------
DISTRIBUTIONS:
   Net Investment Income .............................      (231,773)    (222,273)
   Net Realized Gain .................................            --  (24,874,916)
                                                         ----------- ------------
   TOTAL DISTRIBUTIONS ...............................      (231,773) (25,097,189)
                                                         ----------- ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ............................................     5,922,980   20,871,542
   In Lieu of Cash Distributions .....................       227,062   24,568,517
   Redemption Fees -- Note J ..........................       17,363       77,473
   Redeemed ..........................................   (13,602,096) (21,880,463)
                                                         ----------- ------------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE
     TRANSACTIONS ....................................    (7,434,691)  23,637,069
                                                         ----------- ------------
     TOTAL DECREASE ..................................   (16,515,983) (35,308,427)
                                                         ----------- ------------

NET ASSETS:
   Beginning of Period ...............................    80,170,582  115,479,009
                                                         ----------- ------------
   End of Period (including undistributed net investment
     income of $134,642 and $231,133, respectively) ..   $63,654,599 $ 80,170,582
                                                         =========== ============
SHARES ISSUED AND REDEEMED:
   Issued ............................................       531,756    1,589,916
   In Lieu of Cash Distributions .....................        19,642    1,660,036
   Redeemed ..........................................    (1,201,714)  (1,578,577)
                                                         ----------- ------------
   NET INCREASE (DECREASE) FROM SHARES ISSUED AND REDEEMED  (650,316)   1,671,375
                                                         =========== ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                     SELECTED PER SHARE DATA & RATIOS
                                       FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  YEARS ENDED OCTOBER 31,
                                           ------------------------------------------
                                            2002     2001    2000     1999     1998
                                           -------  ------- -------  -------  -------
Net Asset Value,
   Beginning of Period .................   $ 11.05  $ 13.99 $ 15.42  $ 14.85  $ 16.52
                                           -------  ------- -------  -------  -------
Income from Investment Operations
   Net Investment Income ...............      0.07     0.08    0.14     0.23     0.26
   Net Realized and
     Unrealized Gain (Loss) ............     (2.17)   (1.16)   0.07     1.78     1.14
                                           -------  ------- -------  -------  -------
   Total from Investment
     Operations ........................     (2.10)   (1.08)   0.21     2.01     1.40
                                           -------  ------- -------  -------  -------
Distributions:
   Net Investment Income ...............     (0.07)   (0.11)  (0.13)   (0.24)   (0.24)
   Net Realized Gain ...................     (0.25)   (1.75)  (1.51)   (1.20)   (2.83)
                                           -------  ------- -------  -------  -------
     Total Distributions ...............     (0.32)   (1.86)  (1.64)   (1.44)   (3.07)
                                           -------  ------- -------  -------  -------
Net Asset Value, End of Period .........   $  8.63  $ 11.05 $ 13.99  $ 15.42  $ 14.85
                                           =======  ======= =======  =======  =======
TOTAL RETURN+ ..........................    (19.68)%  (8.79)%  1.83%   14.64%    9.23%
                                           =======  ======= =======  =======  =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .........................   $43,736  $57,890 $70,196  $93,234  $95,336
Ratio of Expenses to
   Average Net Assets ..................      1.22%    1.19%   1.06%    1.05%    0.99%
Ratio of Net Investment Income
   to Average Net Assets ...............      0.62%    0.63%   0.99%    1.40%    1.67%
Portfolio Turnover Rate ................        33%      42%     42%      42%      63%

+RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
 PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
                                                     SELECTED PER SHARE DATA & RATIOS
                                       FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  YEARS ENDED OCTOBER 31,
                                           ------------------------------------------
                                            2002     2001    2000     1999     1998
                                           -------  ------- -------  -------  -------
Net Asset Value,
   Beginning of Period ................    $ 10.81  $ 10.09 $ 10.07  $ 10.96  $ 10.54
                                           -------  ------- -------  -------  -------
Income from Investment Operations
   Net Investment Income ..............       0.47     0.58    0.59     0.57     0.59
   Net Realized and Unrealized
     Gain (Loss) ......................       0.01+    0.72    0.02+   (0.75)    0.42
                                           -------  ------- -------  -------  -------
   Total from Investment
     Operations .......................       0.48     1.30    0.61    (0.18)    1.01
                                           -------  ------- -------  -------  -------
Distributions:
   Net Investment Income ..............      (0.48)   (0.58)  (0.59)   (0.58)   (0.59)
   Net Realized Gain ..................         --       --      --    (0.13)      --
                                           -------  ------- -------  -------  -------
     Total Distributions ..............      (0.48)   (0.58)  (0.59)   (0.71)   (0.59)
                                           -------  ------- -------  -------  -------
Net Asset Value, End of Period ........    $ 10.81  $ 10.81 $ 10.09  $ 10.07  $ 10.96
                                           =======  ======= =======  =======  =======
TOTAL RETURN++ ........................       4.66%   13.21%   6.27%   (1.71)%   9.81%
                                           =======  ======= =======  =======  =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ........................    $38,212  $46,197 $52,774  $66,180  $73,784
Ratio of Expenses to
   Average Net Assets .................       1.03%    0.88%   0.81%    0.78%    0.71%
Ratio of Net Investment Income
   to Average Net Assets ..............       4.49%*   5.56%   5.93%    5.49%    5.48%
Portfolio Turnover Rate ...............         42%      36%     38%      52%      48%

+ THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2000 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF THE PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.

++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
   PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

* THE RECLASSIFICATION OF PAYDOWN GAINS AND LOSSES AS DISCUSSED IN THE NOTES TO FINANCIAL STATEMENTS HAD NO PER SHARE EFFECT. THE PORTFOLIO'S RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 4.57% WITH THE RECLASSIFICATION OF PAYDOWN GAINS AND LOSSES FOR THE YEAR ENDED OCTOBER 31, 2002. RATIOS FOR PRIOR PERIODS HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND              TS&W INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                 SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 YEARS ENDED OCTOBER 31,
                                       ------------------------------------------
                                         2002     2001    2000     1999     1998
                                       -------  ------- -------  -------  -------
Net Asset Value,
   Beginning of Period .............   $ 10.68   $ 19.80 $  20.17 $  15.10 $  15.14
                                       -------   ------- -------- -------- --------
Income from Investment Operations
   Net Investment Income ...........      0.04      0.05     0.02     0.08     0.06
   Net Realized and Unrealized
     Gain (Loss) ...................     (1.40)    (4.72)    1.50     5.01     0.32
                                       -------   ------- -------- -------- --------
   Total from Investment Operations      (1.36)    (4.67)    1.52     5.09     0.38
                                       -------   ------- -------- -------- --------
Redemption Fees ....................        --+     0.01     0.05       --       --
                                       -------   ------- -------- -------- --------
Distributions:
   Net Investment Income ...........     (0.03)    (0.04)   (0.08)   (0.02)   (0.08)
   Net Realized Gain ...............        --     (4.42)   (1.86)      --    (0.18)
   In Excess of Net Realized Gain ..        --        --       --       --    (0.16)
                                       -------   ------- -------- -------- --------
     Total Distributions ...........     (0.03)    (4.46)   (1.94)   (0.02)   (0.42)
                                       -------   ------- -------- -------- --------
Net Asset Value, End of Period .....   $  9.29   $ 10.68 $  19.80 $  20.17 $  15.10
                                       =======   ======= ======== ======== ========
TOTAL RETURN++ .....................    (12.78)%  (29.81)%   7.16%   33.77%    2.67%
                                       =======   ======= ======== ======== ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .....................   $63,655   $80,171 $115,479 $114,213 $116,969
Ratio of Expenses to
   Average Net Assets ..............      1.45%     1.43%    1.36%    1.37%    1.32%
Ratio of Net Investment Income
   to Average Net Assets ...........      0.33%     0.35%    0.08%    0.39%    0.42%
Portfolio Turnover Rate ............        22%       26%      26%      21%      28%

+  AMOUNT WAS LESS THAN $0.01 PER SHARE.

++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
   PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS

     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 portfolios. The financial statements herein are those of the TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio (the "Portfolios"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolios' prospectus provides a description of the Portfolios' investment objectives, policies and strategies.

On June 7, 2002, the shareholders of the UAM TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio (the "UAM Portfolios"), each a series of the UAM Funds, Inc. (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolios through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund's TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio (the "Reorganization"). The Reorganization took place on June 24, 2002.

     A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

     designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt securities with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

         2. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         3. FOREIGN CURRENCY TRANSLATION: The books and records of the TS&W International Equity Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The TS&W International Equity Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the TS&W International Equity Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

         4. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The TS&W International Equity Portfolio may enter into forward foreign currency exchange contracts to hedge the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

     the current forward rate and the change in market value is recorded by the TS&W International Equity Portfolio as unrealized gain or loss. The TS&W International Equity Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

         5.  DISTRIBUTIONS  TO  SHAREHOLDERS:  The TS&W  Equity  Portfolio  will
     normally  distribute   substantially  all  of  its  net  investment  income
     quarterly. The TS&W Fixed Income Portfolio will normally distribute substantially all of its net investment income monthly. The TS&W International Equity Portfolio will normally distribute substantially all of its net investment income annually. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

         6. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method. Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets. Custodian fees for the Portfolios are shown gross of expense offsets for custodian balance credits. The UAM Funds' Custodian Agreement with JP Morgan Chase & Co. was terminated on June 24, 2002 due to the Reorganization. Consequently, the expense offset arrangement for custodian balance credits was terminated.

         7.  IMPLEMENTATION  OF  NEW  ACCOUNTING   STANDARDS:   The  Portfolios
         implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. Prior to November 1, 2001, the TS&W Fixed Income Portfolio recorded paydown gains and losses on mortgage- and asset-backed securities as realized gains and losses, not as adjustments to interest income. The implementation of the accounting changes had no impact on total net assets or the net asset value per share of the TS&W Fixed Income Portfolio, but resulted in a $35,425 decrease in interest income and a corresponding $35,425 increase in realized gains for the TS&W Fixed Income Portfolio.

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--------------------------------------------------------------------------------

     B. INVESTMENT ADVISORY SERVICES: Under the terms of an investment advisory agreement, Thompson, Siegel & Walmsley, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc. provides investment advisory services to the Portfolios at a fee calculated at an annual rate of the average daily net assets for the month, as follows.

     TS&W PORTFOLIOS                                              RATE
     ---------------                                            ---------
     Equity .........................................             0.75%
     Fixed Income ...................................             0.45%
     International Equity ...........................             1.00%

     C. ADMINISTRATIVE SERVICES: The Trust and SEI Investments Global Funds Services (formerly named SEI Investments Mutual Funds Services), a wholly-owned subsidiary of SEI Investments Company (the "Administrator") are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

     Prior to June 24, 2002, the UAM Funds and the Administrator were parties to an Administration Agreement dated April 1, 2001, under which the Administrator provided the UAM Funds with certain legal, accounting, and shareholder services for an annual fee of 0.093%, 0.073% and 0.093% of the average daily net assets of the Equity, Fixed Income and International Equity Portfolios, respectively and an annual base fee of no more than $54,500 for each of the Portfolios.

     D. DISTRIBUTION SERVICES: The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees under the agreement. Prior to June 24, 2002, the UAM Funds and Funds Distributor, Inc., were parties to a Distribution Agreement dated April 1, 2001. Funds Distributor, Inc. received no fees for its distribution services under this agreement. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     E. SHAREHOLDER SERVICING FEES: Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Effective June 24, 2002, due to the Reorganization, these agreements were terminated and new agreements were executed with the Trust.

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--------------------------------------------------------------------------------

     F. TRANSFER AGENT: DST Systems, Inc. (the "transfer agent") serves as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement.

     G. PURCHASES AND SALES: For the year ended October 31, 2002, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

     TS&W PORTFOLIOS                                    PURCHASES       SALES
     ---------------                                  -----------   -----------
     Equity ......................................    $18,048,291   $22,352,572
     Fixed Income ................................      4,212,921    14,634,163
     International Equity ........................     15,239,141    21,011,393

     Purchases and sales of long-term U.S. Government securities were $9,907,799 and $16,540,061 respectively, for the TS&W Fixed Income Portfolio. There were no purchases or sales of long-term U.S. Government securities for the TS&W Equity Portfolio or the TS&W International Equity Portfolio.

     H. FEDERAL TAX INFORMATION: It is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions and a reclass of distributions.

     Permanent   book  and  tax  basis   differences   relating  to  shareholder
distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

     Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. These differences are primarily due to return of capital, GNMA paydowns and foreign currency gains or losses for tax purposes. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2002.

                                                  UNDISTRIBUTED     ACCUMULATED
                                      PAID IN    NET INVESTMENT      REALIZED
     TS&W PORTFOLIOS                  CAPITAL     INCOME (LOSS)     GAIN (LOSS)
     ---------------                 --------    --------------    ------------
     Equity .....................    $(13,774)        $ 13,365       $    409
     Fixed Income ...............          --           35,425        (35,425)
     International Equity .......          --         (111,718)       111,718

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

     These reclassifications had no impact on the net assets or net asset value of the Portfolios.

     The tax character of dividends and distributions paid during the last two years were as follows:

                               ORDINARY    LONG-TERM      RETURN OF
     TS&W PORTFOLIOS            INCOME    CAPITAL GAIN     CAPITAL      TOTAL
     ---------------          ----------  ------------    ---------  -----------
     Equity
        2002 ...............  $  349,571   $ 1,335,322     $13,773   $ 1,698,666
        2001 ...............     521,679     8,618,343          --     9,140,022
     Fixed Income
        2002 ...............   1,794,506            --          --     1,794,506
        2001 ...............   2,794,985            --          --     2,794,985
     International Equity
        2002 ...............     231,773            --          --       231,773
        2001 ...............     222,809    24,874,380          --    25,097,189

As of October 31, 2002, the components of Distributable Earnings (Accumulated Losses) were as follows:

                                                      TS&W PORTFOLIOS

                                                                  INTERNATIONAL
                                           EQUITY    FIXED INCOME    EQUITY
                                           ------    ------------ ------------
   Undistributed Ordinary Income .....  $        (1)  $  168,296  $    134,640
   Undistributed Long-Term Capital Gain          --      581,103            --
   Capital Loss Carryforwards ........   (4,817,939)          --    (3,222,549)
   Net Unrealized Appreciation
     (Depreciation) ..................   (4,996,107)   1,358,177   (14,426,341)
                                        -----------   ----------  ------------
   Total Distributable Earnings
     (Accumulated Losses) ............  $(9,814,047)  $2,107,576  $(17,514,250)
                                        ===========   ==========  ============

     For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

                                             EXPIRES    EXPIRES   TOTAL CAPITAL
     TS&W PORTFOLIOS                          2010       2009    LOSS CARRYOVER
     ---------------                         -------   --------  --------------
     Equity ............................  $4,817,939   $     --     $4,817,939
     International Equity ..............   2,972,349    250,200      3,222,549

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------


     During the year ended October 31, 2002, the TS&W Fixed Income Portfolio utilized $43,054 of capital loss carryforwards to offset capital gains.

     For Federal income tax purposes, the cost of securities owned at October 31, 2002, and the net unrealized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolios at October 31, 2002, were as follows:

                                                                  NET UNREALIZED
                         FEDERAL      APPRECIATED  DEPRECIATED    APPRECIATION
   TS&W PORTFOLIOS      TAX COST      SECURITIES    SECURITIES    (DEPRECIATION)
   ----------------     ---------     ----------  -------------   --------------
   Equity ............ $47,726,927    $2,672,863  $ (7,668,970)    $ (4,996,107)
   Fixed Income ......  36,558,269     1,443,398       (85,221)       1,358,177
   International Equity 77,960,168     5,599,582   (20,033,590)     (14,434,008)

     I. LINE OF CREDIT: The UAM Portfolios, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enabled them to participate in a $100 million unsecured line of credit with several banks. During the period November 1, 2001 through June 23, 2002, the UAM Portfolios had no borrowings under the agreement. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     J. OTHER: At October 31, 2002, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:
                                                         NO. OF           %
     TS&W  PORTFOLIOS                                 SHAREHOLDERS    OWNERSHIP
     --------------------                             ------------    ---------
     Equity ........................................         1           15%
     Fixed Income ..................................         1           28%
     International Equity ..........................         1           14%

     At October 31, 2002, the net assets of the TS&W International Equity Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

     When the TS&W International Equity Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and EDRs are alternatives to directly purchasing the underlying foreign secu-

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

rities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the TS&W International Equity Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

     The TS&W International Equity Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or repatriated. The TS&W International Equity Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

     The TS&W International Equity Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 90 days. For the year ended October 31, 2002 there were $17,363 in redemption fees retained.

     K. TRANSACTIONS WITH AFFILIATES: Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The Trust entered into an agreement effective June 24, 2002 with the Distributor to act as an agent in placing repurchase agreements for the Trust. The Distributor received $1,800 for the period ended October 31, 2002.

     Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center, formerly UAM Shareholder Service Center ("PBHGSSC") whereby PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAM Funds paid PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account, annually. For the period ended June 24, 2002, PBHGSSC was paid $12,134 and $10,268 by the Equity and Fixed Income Portfolios, respectively. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------


REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
TS&W Equity Portfolio
TS&W Fixed Income Portfolio
TS&W International Equity Portfolio

In our opinion, the accompanying statements of net assets of TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio (three of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
December 13, 2002

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.



                                                                                                                 NUMBER OF
                                                                                                                PORTFOLIOS
                                              TERM OF                                                        IN THE ADVISORS'
                          POSITION(S)        OFFICE AND                                                      INNER CIRCLE FUND
    NAME, ADDRESS,         HELD WITH          LENGTH OF               PRINCIPAL OCCUPATION(S)                OVERSEEN BY BOARD
         AGE 1             THE TRUST        TIME SERVED 2               DURING PAST 5 YEARS                       MEMBER
-------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY              Trustee         (Since 1993)          Vice Chairman of Ameritrust Texas N.A.,          40
75 yrs. old                                                       1989-1992, and MTrust Corp., 1985-1989.

-------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON         Trustee         (Since 1993)          Pennsylvania State University, Senior Vice       40
75 yrs. old                                                       President, Treasurer (Emeritus); Financial
                                                                  and Investment Consultant, Professor of
                                                                  Transportation since 1984; Vice President-
                                                                  Investments, Treasurer, Senior Vice President
                                                                  (Emeritus), 1982-1984. Director,
                                                                  Pennsylvania Research Corp.
-------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS            Trustee         (Since 1993)          Private investor from 1987 to present. Vice      40
73 yrs. old                                                       President and Chief Financial officer, Western
                                                                  Company of North America (petroleum ser-
                                                                  vice company), 1980-1986. President of Gene
                                                                  Peters and Associates (import company),
                                                                  1978-1980. President and Chief Executive
                                                                  Officer of Jos. Schlitz Brewing Company
                                                                  before 1978.
-------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY             Trustee         (Since 1994)          Partner, Dechert Price & Rhoads, September       40
71 yrs. old                                                       1987-December 1993.










-------------------------------------------------------------------------------------------------------------------------------






    NAME, ADDRESS,           OTHER DIRECTORSHIPS
         AGE 1              HELD BY BOARD MEMBER 3
-------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY          Trustee of The Arbor Funds,
75 yrs. old             The MDL Funds, and The
                        Expedition Funds.
-------------------------------------------------------------
ROBERT A. PATTERSON     Member and Treasurer, Board of
75 yrs. old             Trustees of Grove City College.
                        Trustee of The Arbor Funds,
                        The MDL Funds, and The
                        Expedition Funds.


-------------------------------------------------------------
EUGENE B. PETERS        Trustee of The Arbor Funds,
73 yrs. old             The MDL Funds, and The
                        Expedition Funds.





-------------------------------------------------------------
JAMES M. STOREY         Trustee of The Arbor Funds,
71 yrs. old             The MDL Funds, The Expedition
                        Funds, SEI Asset Allocation Trust,
                        SEI Daily Income Trust, SEI Index
                        Funds, SEI Institutional
                        International Trust, SEI
                        Institutional Investments Trust, SEI
                        Institutional Managed Trust, SEI
                        Insurance Products Trust, SEI Liquid
                        Asset Trust and SEI Tax Exempt
                        Trust.

-------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.



                                     38 & 39

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                                                 NUMBER OF
                                                                                                                PORTFOLIOS
                                                  TERM OF                                                     IN THE ADVISORS'
                               POSITION(S)      OFFICE AND                                                    INNER CIRCLE FUND
    NAME, ADDRESS,              HELD WITH        LENGTH OF             PRINCIPAL OCCUPATION(S)                OVERSEEN BY BOARD
         AGE 1                  THE TRUST      TIME SERVED 2             DURING PAST 5 YEARS                       MEMBER
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
------------------------
GEORGE J. SULLIVAN, JR.          Trustee       (Since 1999)        Chief Executive Officer, Newfound                  40
60 yrs. old                                                        Consultants Inc. since April 1997. General
                                                                   Partner, Teton Partners, L.P., June 1991-
                                                                   December 1996; Chief Financial Officer,
                                                                   Nobel Partners, L.P., March 1991-December
                                                                   1996; Treasurer and Clerk, Peak Asset
                                                                   Management, Inc., since 1991.





---------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                Chairman       (Since 1991)        Currently performs various services on behalf     40
56 yrs. old                   of the Board                         of SEI Investments for which Mr. Nesher is
                               of Trustees                         compensated. Executive Vice President of SEI
                                                                   Investments, 1986-1994. Director and
                                                                   Executive Vice President of the Administrator
                                                                   and the Distributor, 1981-1994.




---------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN                 Trustee       (Since 1992)        Partner, Morgan, Lewis & Bockius LLP              40
1701 Market Street,                                                (law firm), counsel to the Trust, SEI Investments,
Philadelphia, PA 19103                                             the Administrator and the Distributor. Director
62 yrs. old                                                        of SEI Investments since 1974; Secretary of
                                                                   SEI Investments since 1978.




---------------------------------------------------------------------------------------------------------------------------------






    NAME, ADDRESS,                   OTHER DIRECTORSHIPS
         AGE 1                      HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
------------------------

GEORGE J. SULLIVAN, JR.           Trustee, Navigator Securities Lending
60 yrs. old                       Trust, since 1995. Trustee of The
                                  Fulcrum Trust. Trustee of The Arbor
                                  Funds, The MDL Funds, The
                                  Expedition Funds, SEI Asset
                                  Allocation Trust, SEI Daily Income
                                  Trust, SEI Index Funds, SEI
                                  Institutional International Trust,
                                  SEI Institutional Investments Trust,
                                  SEI Institutional Managed Trust, SEI
                                  Insurance Products Trust, SEI Liquid
                                  Asset Trust and SEI Tax Exempt Trust.
--------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                  Trustee of The Arbor Funds, Bishop
56 yrs. old                       Street Funds, The Expedition Funds,
                                  The MDL Funds, SEI Asset Allocation
                                  Trust, SEI Daily Income Trust, SEI
                                  Index Funds, SEI Institutional
                                  International Trust, SEI
                                  Institutional Investments Trust, SEI
                                  Institutional Managed Trust, SEI
                                  Insurance Products Trust, SEI Liquid
                                  Asset Trust and SEI Tax Exempt Trust.
--------------------------------------------------------------------------
WILLIAM M. DORAN                  Trustee of The Arbor Funds, The
1701 Market Street,               MDL Funds, The Expedition Funds,
Philadelphia, PA 19103            SEI Asset Allocation Trust, SEI Daily
62 yrs. old                       Income Trust, SEI Index Funds, SEI
                                  Institutional International Trust, SEI
                                  Institutional Investments Trust, SEI
                                  Institutional Managed Trust, SEI
                                  Insurance Products Trust, SEI Liquid
                                  Asset Trust and SEI Tax Exempt Trust.
--------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.



                                     40 & 41

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF              PRINCIPAL OCCUPATION(S)
         AGE 1                       THE TRUST                   TIME SERVED 2              DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
JAMES R. FOGGO                       President                   (Since 2000)         Vice President and Assistant Secretary
38 yrs. old                                                                           of SEI Investments since 1998; Vice
                                                                                      President and Assistant Secretary of
                                                                                      SEI Investments Global Funds Services
                                                                                      and SEI Investments Distribution Co.
                                                                                      since 1999; Associate, Paul, Weiss,
                                                                                      Rifkind, Wharton & Garrison (law firm),
                                                                                      1998; Associate, Baker & McKenzie
                                                                                      (law firm), from 1995-1998.
---------------------------------------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA         Controller and Chief              (Since 2001)         Director, SEI Funds Accounting since
33 yrs. old                      Financial Officer                                    November 1999; Audit Manager, Ernst
                                                                                      & Young LLP from 1991-1999.
---------------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN       Vice President and Secretary          (Since 2001)         Vice President and Assistant Secretary of
40 yrs. old                                                                           SEI Investments Global Funds Services and
                                                                                      SEI Investments Distribution Co. since
                                                                                      January 2001; Shareholder/Partner,
                                                                                      Buchanan Ingersoll Professional Corporation
                                                                                      from 1992-2000.
---------------------------------------------------------------------------------------------------------------------------------
TODD B. CIPPERMAN     Vice President and Assistant Secretary     (Since 1995)         Senior Vice President and General Counsel
36 yrs. old                                                                           of SEI Investments; Senior Vice President,
                                                                                      General Counsel and Secretary of SEI
                                                                                      Investments Global Funds Services and
                                                                                      SEI Investments Distribution Co. since
                                                                                      2000; Vice President and Assistant
                                                                                      Secretary of SEI Investments, SEI Global
                                                                                      Funds Services and SEI Investments
                                                                                      Distribution Co. from 1999-2000;
                                                                                      Associate, Dewey Ballantine (law firm)
                                                                                      from 1994-1995.
---------------------------------------------------------------------------------------------------------------------------------

                           NUMBER OF
                          PORTFOLIOS
                       IN THE ADVISORS'
                       INNER CIRCLE FUND
    NAME, ADDRESS,        OVERSEEN BY        OTHER DIRECTORSHIPS
         AGE 1              OFFICER            HELD BY OFFICER
-------------------------------------------------------------------------------
OFFICERS
--------

JAMES R. FOGGO                N/A                    N/A
38 yrs. old







-------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA        N/A                    N/A
33 yrs. old

-------------------------------------------------------------------------------
SHERRY K. VETTERLEIN          N/A                    N/A
40 yrs. old




-------------------------------------------------------------------------------
TODD B. CIPPERMAN             N/A                    N/A
36 yrs. old









-------------------------------------------------------------------------------
1 The business  address of each officer is SEI  Investments  Company,  1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.



                                     42 & 43

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                             TERM OF
                                    POSITION(S)             OFFICE AND
    NAME, ADDRESS,                   HELD WITH               LENGTH OF             PRINCIPAL OCCUPATION(S)
         AGE 1                       THE TRUST             TIME SERVED 2             DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
-------------------
LYDIA A. GAVALIS                Vice President and         (Since 1998)        Vice President and Assistant Secretary
38 yrs. old                     Assistant Secretary                            of SEI Investments, SEI Investments
                                                                               Global Funds Services and SEI Investments
                                                                               Distribution Co. since 1998; Assistant
                                                                               General Counsel and Director of Arbitration,
                                                                               Philadelphia Stock Exchange from 1989-1998.
-----------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO             Assistant Vice President      (Since 2000)        Vice President and Assistant Secretary of SEI
34 yrs. old                   and Assistant Secretary                          Investments Global Funds Services and SEI
                                                                               Investments Distribution Co. since 1999;
                                                                               Associate, Dechert (law firm) from 1997-1999;
                                                                               Associate, Richter, Miller & Finn (law firm)
                                                                               from 1994-1997.
-----------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI           Assistant Vice President      (Since 2000)        Vice President and Assistant Secretary of
34 yrs. old                        and Secretary                               SEI Investments Global Funds Services and
                                                                               SEI Investments Distribution Co. since 2000;
                                                                               Vice President, Merrill Lynch & Co. Asset
                                                                               Management Group from 1998 - 2000; Associate
                                                                               at Pepper Hamilton LLP from 1997-1998.
-----------------------------------------------------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH         Vice President and         (Since 2000)        Vice President and Assistant Secretary of SEI
42 yrs. old                     Assistant Secretary                            Investments Global Funds Services and SEI
                                                                               Investments Distribution Co. since 1999;
                                                                               Associate at White and Williams LLP
                                                                               from 1991-1999.
-----------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH                   Vice President and         (Since 2001)        Vice President and Assistant Secretary of SEI
31 yrs. old                     Assistant Secretary                            Investments Global Funds Services and SEI
                                                                               Investments Distribution Co. since 2001;
                                                                               Associate at Howard Rice Nemorvoski
                                                                               Canady Falk & Rabkin from 1998-2001;
                                                                               Associate at Seward & Kissel from 1996-1998.
-----------------------------------------------------------------------------------------------------------------------------

                                 NUMBER OF
                                PORTFOLIOS
                             IN THE ADVISORS'
                             INNER CIRCLE FUND
    NAME, ADDRESS,              OVERSEEN BY        OTHER DIRECTORSHIPS
         AGE 1                    OFFICER            HELD BY OFFICER
------------------------------------------------------------------------
OFFICERS (CONTINUED)
-------------------
LYDIA A. GAVALIS                     N/A                    N/A
38 yrs. old




------------------------------------------------------------------------
TIMOTHY D. BARTO                     N/A                    N/A
34 yrs. old




------------------------------------------------------------------------
WILLIAM E. ZITELLI                   N/A                    N/A
34 yrs. old




------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH              N/A                    N/A
42 yrs. old



------------------------------------------------------------------------
JOHN C. MUNCH                        N/A                    N/A
31 yrs. old




------------------------------------------------------------------------

1 The business  address of each officer is SEI  Investments  Company,  1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.



                                     44 & 45

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------


SHAREHOLDER VOTING RESULTS (UNAUDITED)

SHAREHOLDER MEETINGS
     A special meeting of the shareholders of UAM TS&W Equity, Fixed Income and International Equity Portfolios (the "UAM Portfolios") was held on June 7, 2002 to vote on the following matter:

     PROPOSAL
     To approve (i) the transfer of all of the assets and all of the liabilities of the UAM Portfolios to a corresponding series of The Advisors' Inner Circle Fund (the "AIC Trust") in exchange for certain shares of such series of the AIC Trust (each an "AIC Portfolio") as set forth in an Agreement and Plan of Reorganization and Liquidation dated February 20, 2002 between UAM Funds, Inc. and AIC Trust; (ii) the distribution of shares of each AIC Portfolio so received to the shareholders of the corresponding UAM
     Portfolio; (iii) the transfer of all of the assets and all of the liabilities of UAM Funds, Inc. to the AIC Trust; and (iv) the subsequent dissolution of UAM Funds, Inc. under Maryland law.

TS&W EQUITY PORTFOLIO

              SHARES VOTED      % OF SHARES VOTED       % OF SHARES OUTSTANDING
              ------------      -----------------       -----------------------
FOR             3,123,393                77.70%                    60.19%
AGAINST                 0                    0                         0
ABSTAIN           896,425                22.30                     17.27

TS&W FIXED INCOME PORTFOLIO

               SHARES VOTED      % OF SHARES VOTED       % OF SHARES OUTSTANDING
               ------------      -----------------       -----------------------
FOR             2,267,285                74.18%                    62.53%
AGAINST                 0                    0                         0
ABSTAIN           789,547                25.82                     21.77

TS&W INTERNATIONAL EQUITY PORTFOLIO

               SHARES VOTED      % OF SHARES VOTED       % OF SHARES OUTSTANDING
               ------------      -----------------       -----------------------
FOR             4,684,434                97.57%                    68.14%
AGAINST                 0                    0                         0
ABSTAIN           117,145                 2.43                      1.70

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS (UNAUDITED)

FEDERAL INCOME TAX INFORMATION

At October 31, 2002, the TS&W Equity Portfolio hereby designates $1,335,322 as long-term capital gain dividends for the purpose of the dividend paid deduction on its Federal income tax return.

For the year ended October 31, 2002, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders for the TS&W Equity Portfolio was 100.0%.

Foreign taxes accrued during the fiscal year ended October 31, 2002, amounted to $143,834 for the TS&W International Portfolio and are expected to be passed through to shareholders as foreign tax credits on Form 1099-Dividend for the year ending December 31, 2002, which shareholders of the Portfolio will receive in late January 2003. In addition, for the year ended October 31, 2002, gross income derived from sources within foreign countries amounted to $1,415,446 for the TS&W International Equity Portfolio. For the year ended October 31, 2002, the percentage of income earned from direct Treasury obligations for TS&W Fixed Income Portfolio was 3.36%.

                                      NOTES

                                      NOTES

                                 TS&W PORTFOLIOS
                                 P.O. Box 219009
                              Kansas City, MO 64121

                                    ADVISER:
                        Thompson, Siegel & Walmsley, Inc.
                              5000 Monument Avenue
                             Richmond, VA 23230-0883

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004








          This information must be preceded or accompanied by a current prospectus for the Portfolios described.

TSW-AR-001-0100